Significant And Subsequent Events And Pending Transactions - Additional Information (Detail) - Acquisitions [member] $ in Billions, $ in Billions			1 Months Ended
	Jul. 01, 2021 USD ($)	Nov. 25, 2019 shares	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)
Charles Schwab Corporation [member] | Insured Deposit Account Agreement [member]
Disclosure of Events After Reporting Period [line items]
Agreement extension term			2031
TD Ameritrade [member] | Charles Schwab Corporation [member] | Insured Deposit Account Agreement [member]
Disclosure of Events After Reporting Period [line items]
Insured Deposit Account			$ 142	$ 108
IDA Servicing Fee			0.15%
Subsequent events [member] | Charles Schwab Corporation [member]
Disclosure of Events After Reporting Period [line items]
Ownership percentage		13.40%
Percentage of voting stock		9.90%
Number of shares Exchanged | shares		1.0837
Subsequent events [member] | TD Ameritrade [member]
Disclosure of Events After Reporting Period [line items]
Ownership percentage		43.00%
Scenario Forecast [member] | Insured Deposit Account Agreement [member]
Disclosure of Events After Reporting Period [line items]
Average insured deposit yearly reducion	$ 10
Maximum insured deposit reduction	$ 50